Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 26,307,000	$ 18,891,000
Accounts receivable, net	8,923,000	384,000
Receivables - other, net	1,846,000	0
Inventory, net	5,135,000	1,287,000
Unbilled revenue	189,000	142,000
VAT receivable	342,000	433,000
Prepaid expenses	640,000	46,000
Notes receivable due from related party	256,000	0
Total Current Assets	43,638,000	21,183,000
Property and equipment, net	3,989,000	1,246,000
Goodwill	731,000	0
Intangible assets, net	14,423,000	50,000
Operating right of use assets, net	1,566,000	855,000
Finance lease right-of-use assets, net	22,000	0
Equity method investment	0	5,261,000
Deposits	39,000	0
Prepaid expenses, net of current portion	61,000	49,000
Total Other Assets	16,842,000	6,215,000
Total Assets	64,469,000	28,644,000
Current Liabilities
Accounts payable and accrued expenses	13,176,000	1,523,000
Contract liabilities	42,000	36,000
Notes payable	312,000	60,000
Due to related party	18,000	28,000
Operating lease liabilities	532,000	209,000
Current portion, Finance Lease Liability	18,000	0
Income taxes payable	139,000	94,000
Liabilities from discontinued operations	0	112,000
Total Current Liabilities	14,237,000	2,062,000
Long Term Liabilities:
Long-term portion of notes payable	1,211,000	156,000
Long-term portion of lease liabilities, operating lease	929,000	650,000
Long-term portion of lease liabilities, finance lease	5,000	0
Total Liabilities	16,382,000	2,868,000
Commitments and Contingencies
Equity
Preferred stock ($0.0001 par value; 3,333,333 shares authorized)	0	0
Common stock ($0.0001 par value; 50,000,000 shares authorized, 18,724,596 and 18,724,596 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively)	2,000	1,000
Additional paid-in capital	67,170,000	56,963,000
Accumulated deficit	(34,925,000)	(31,147,000)
Accumulated other comprehensive loss	(63,000)	(41,000)
Equity attributable to NextPlat Corp stockholders	32,184,000	25,776,000
Equity attributable to non-controlling interests	15,903,000	0
Total Equity	48,087,000	25,776,000
Total Liabilities and Equity	$ 64,469,000	$ 28,644,000